SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation [Abstract]
Summary Of Stock Options And RSUs Granted
The following is a summary of the Company's stock options and RSUs granted among the various plans:

	Year ended December 31, 2017
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	7,490,173	$3.86	4.33	$6,003
Granted	1,269,054	2.39
Exercised	(237,410)	1.19
Forfeited or expired	(581,839)	5.15

Outstanding at end of the year	7,939,978	$3.61	3.75	$2,839

Options exercisable at end of the year	4,902,815	4.78	3.29	1,552

Vested and expected to vest	7,427,645	3.73	3.68	2,654

	Year ended December 31, 2017
	Number of RSUs	Aggregate intrinsic value

Outstanding at beginning of year	47,535	$125
Granted	316,827
Exercised	(37,269)
Forfeited	-

Outstanding at end of the year	327,093	$648

Vested and expected to vest	228,536	$453

Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price
The following is a summary of the Company's stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2017	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2017	Remaining contractual life (years for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	327,093	-	0.00	-	-	0.00
0.01-2.00	3,567,235	3.64	1.18	1,946,534	3.54	1.18
2.01-4.00	2,186,076	4.82	2.43	769,614	3.84	2.58
4.01-6.00	712,509	2.56	5.16	712,509	2.56	5.16
6.01-8.00	37,000	3.98	6.73	37,000	3.98	6.73
8.01-10.00	777,574	3.08	9.07	777,574	3.08	9.07
10.01-13.04	659,584	2.89	12.38	659,584	2.89	12.38

	8,267,071			4,902,815

Schedule Of Equity-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2015, 2016 and 2017, was comprised as follows:

	Year ended December 31,
	2015	2016	2017

Cost of revenues	$73	$30	$54
Research and development	736	151	229
Selling and marketing	495	369	292
General and administrative	321	521	628

Total stock-based compensation expenses	$1,625	$1,071	$1,203